Geographic information (Tables)	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Revenues derived by geographic area
	2019	2018	2017
Nigeria	$11,976,149	$-	$-

	11,976,149	-	-